Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates	The following are the exchange rates that were used in translating the Company’s PRC subsidiaries’ financial statements into the consolidated financial statements:
	For the Years Ended December 31
	2022	2021	2020
Period Ended spot	US$1=RMB 6.8972	US$1=RMB 6.3726	US$1=RMB 6.5250
Period Average	US$1=RMB 6.7290	US$1=RMB 6.4508	US$1=RMB 6.9042

Schedule of Estimated Useful Lives	The Company calculates depreciation using the straight-line method, after consideration of the estimated residual values, over the following estimated useful lives:
Category	Useful lives	Estimated residual value
Buildings	20 years	10%
Machinery and Equipment	10 years	10%
Motor vehicles	5 years	10%
Electronic Equipment	5 years	10%
Office Equipment	3 years	10%
Inspection Equipment	5 years	10%

Schedule of Amortization of Finite-Lived Intangible Assets	Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives, which is as follows:
Category	Useful lives
Land use rights	50 years
Patent	5 years
Trademark	10 years

Schedule of Types of Goods	The Company’s disaggregated revenues are represented by two categories which are type of goods and type of customers.
	For the year ended December 31,
	2022	2021	2020
	US$	US$	US$
Self-Manufactured Products	50,514,976	48,059,165	44,473,076
Resales of Sourced Disposable Medical Devices from Third Party Manufacturers	52,831,365	55,978,545	44,587,934
Total Revenue	103,346,341	104,037,710	89,061,010

Schedule of Type of Customers	Type of Customers
	For the year ended December 31,
	2022	2021	2020
	US$	US$	US$
Direct sales	9,465,644	9,499,748	9,430,082
Distributors	93,880,697	94,537,962	79,630,928
Total Revenue	103,346,341	104,037,710	89,061,010

Schedule of Disclosed the Type of Revenue by Government Category	The Company has disclosed the type of revenue by government category as follows.
	December 31, 2022			December 31, 2021			December 31, 2020
	US$			US$			US$
Category	Produced	Purchased	Total	Produced	Purchased	Total	Produced	Purchased	Total
Class I	7,463,707	8,572,512	16,036,219	6,151,443	7,331,962	13,483,405	5,181,532	6,155,223	11,336,755
Class II	37,229,199	36,177,490	73,406,689	36,788,116	41,313,745	78,101,861	35,863,806	33,573,351	69,437,157
Class III	1,189,906	1,863,990	3,053,896	1,094,957	2,291,899	3,386,856	758,525	2,355,768	3,114,293
Others	4,632,164	6,217,373	10,849,537	4,024,649	5,040,939	9,065,588	2,669,213	2,503,592	5,172,805
Total	50,514,976	52,831,365	103,346,341	48,059,165	55,978,545	104,037,710	44,473,076	44,587,934	89,061,010

Schedule of Major Products Included in Each Government Category	Furthermore, the Company has disclosed revenue by major product type included in each government category.
		December 31,	December 31,	December 31,
		2022	2021	2020
Category	Products	US$	US$	US$
Class I	Eye drops bottle	2,583,231	2,398,222	2,466,978
	Oral medicine bottle	3,965,345	3,263,135	2,200,569
	Anal bag	837,328	739,376	554,859
	Other Class I	8,650,315	7,082,672	6,114,349
Subtotal-Class I		16,036,219	13,483,405	11,336,755
Class II	Masks	410,163	600,534	9,632,150
	Identification tape	12,262,269	15,049,686	11,617,668
	Disposable medical brush	8,337,650	8,493,760	6,353,649
	Gynecological inspection kits	7,571,089	8,752,617	4,924,689
	Surgical kit	4,830,930	4,754,769	3,383,215
	Medical brush	5,231,299	4,130,703	3,635,190
	Medical kit	4,066,663	5,037,054	3,429,371
	Other Class II	30,696,626	31,282,738	26,461,225
Subtotal-Class II		73,406,689	78,101,861	69,437,157
Class III	Electronic pump	142,828	246,819	292,211
	Anesthesia puncture kit	539,615	430,288	438,047
	Disposable infusion pump	280,081	278,734	335,632
	Infusion pump	367,652	309,746	196,686
	Electronic infusion pump	44,812	291,725	185,030
	Laparoscopic trocar	139,284	219,901	134,585
	Other Class III	1,539,624	1,609,643	1,532,102
Subtotal-Class III		3,053,896	3,386,856	3,114,293
Others		10,849,537	9,065,588	5,172,805
Total		103,346,341	104,037,710	89,061,010